Warrants and Share-based Payment - Warrant Activity - Additional Information (Detail)	Mar. 31, 2019 EUR (€) shares	Mar. 31, 2019 kr / shares	Dec. 31, 2018 kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share nominal value | kr / shares			kr 1
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate number of other equity instruments granted	8,132,687
Aggregate number of other equity instruments cancelled | shares	19,580
Aggregate number of other equity instruments exercised	2,212,528
Aggregate number of other equity instruments expired	2,168
Aggregate number of other equity instruments forfeited	247,634
Number of other equity instruments authorized	2,483,625
Share nominal value | kr / shares		kr 1
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €	€ 6.48
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €	€ 62.15